CREDIT FACILITIES (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($) item	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 USD ($) item
CREDIT FACILITIES
Principal amount	$ 57,200,000
Unsecured credit facility
CREDIT FACILITIES
Repayments of debt	7,000,000		$ 222,500
Interest expense	$ 148,765	$ 32,835
Percentage of converted to equity	50.00%			50.00%
Number of equity instruments | item	2,300,726			2,300,726
Periodic payment one	$ 2,461,777
Periodic payment two	$ 2,461,777
Kamino facility
CREDIT FACILITIES
Interest rate	1.70%			1.70%
Interest expense	$ 18,213	$ 0
Percentage of liquidation	61.68%			61.68%
Kamino facility | jitoSOL
CREDIT FACILITIES
Crypto assets posted as collateral | item	53,911			53,911
Cryptocurrencies posted as collateral	$ 11,943,716
Principal amount	4,200,000			$ 5,766,098
Credit facility
CREDIT FACILITIES
Repayments of debt	$ 7,000,000		222,500
Antanas Guoga | Unsecured credit facility
CREDIT FACILITIES
Maximum credit facility available			10,000,000
Subsequent increase in credit facility on request			$ 25,000,000
Interest rate			5.00%